Average Annual Total Returns{- Templeton International Bond Fund} - Templeton Income Trust-25 - Templeton International Bond Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	FTSE Non-U.S. World Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	FTSE Non-U.S. World Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	FTSE Non-U.S. World Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(9.19%)	0.58%	0.48%	(9.20%)	(0.50%)	(0.71%)	(5.44%)	0.05%	(0.05%)	(6.96%)	0.94%	0.48%	(5.83%)	1.10%	0.63%	(5.29%)		(0.49%)	[1]	(5.41%)	1.62%	1.14%	10.78%	5.17%	1.88%

[1]	1. Since inception August 1, 2017.